Tax (Tables)	12 Months Ended
Mar. 31, 2018
Income Taxes [Abstract]
Disclosure Of Major Components Of Tax Expense (Income)
Tax (credited)/charged to the income statement – continuing operations

	2018	2017	2016
	£m	£m	£m
Tax before exceptional items and remeasurements	589	666	604
Exceptional tax on items not included in profit before tax (see note 4)	(1,510)	(94)	(162)
Tax on other exceptional items and remeasurements	37	(198)	(15)
Tax on total exceptional items and remeasurements	(1,473)	(292)	(177)
Total tax (credit)/charge from continuing operations	(884)	374	427
The tax credit for the year can be analysed as follows:

	2018	2017	2016
	£m	£m	£m
Current tax:
UK corporation tax at 19% (2017: 20%; 2016: 20%)	205	225	239
UK corporation tax adjustment in respect of prior years	(18)	(47)	(5)
	187	178	234
Overseas corporation tax	15	—	38
Overseas corporation tax adjustment in respect of prior years	(4)	1	(19)
	11	1	19
Total current tax from continuing operations	198	179	253
Deferred tax:
UK deferred tax	65	(9)	(80)
UK deferred tax adjustment in respect of prior years	(2)	(18)	24
	63	(27)	(56)
Overseas deferred tax	(1,155)	224	229
Overseas deferred tax adjustment in respect of prior years	10	(2)	1
	(1,145)	222	230
Total deferred tax from continuing operations	(1,082)	195	174

Total tax (credit)/charge from continuing operations	(884)	374	427

Disclosure Of Effective Applicable Tax Rate
Tax as a percentage of profit before tax

	2018	2017	2016
	%	%	%
Before exceptional items and remeasurements – continuing operations	22.2	23.7	25.0
After exceptional items and remeasurements – continuing operations	(32.6)	17.1	18.3

Disclosure Of Income Tax Relating To Components Of Other Comprehensive Income And Items Credited (Charged) Directly To Equity
Tax charged/(credited) to other comprehensive income and equity

	2018	2017	2016
	£m	£m	£m
Current tax:
Share-based payments	(3)	(4)	(1)
Available-for-sale investments	(11)	6	5
Deferred tax:
Available-for-sale investments	(18)	8	12
Cash flow hedges	(4)	20	22
Share-based payments	1	1	—
Remeasurements of gains of pension assets and post-retirement benefit obligations[1]	530	277	95
	495	308	133
Total tax recognised in the statements of comprehensive income from continuing operations	497	311	134
Total tax recognised in the statements of comprehensive income from discontinued operations	—	10	23
Total tax relating to share-based payments recognised directly in equity from continuing operations	(2)	(3)	(1)
Total tax relating to share-based payments recognised directly in equity from discontinued operations	—	—	(1)
	495	318	155

1.	Remeasurements of gains of pension assets and post-retirement benefit obligations includes a deferred tax charge of £281 million arising on the reduction in the US corporation tax rate.

Disclosure Of Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate
The tax credit for the year after exceptional items and remeasurements, for the continuing business, is lower (2017: lower tax charge; 2016: lower tax charge) than the standard rate of corporation tax in the UK of 19% (2017: 20%; 2016: 20%):

	Before exceptional items and remeasurements	After exceptional items and remeasurements	Before exceptional items and remeasurements	After exceptional items and remeasurements	Before exceptional items and remeasurements	After exceptional items and remeasurements
	2018	2018	2017	2017	2016	2016
	£m	£m	£m	£m	£m	£m
Profit before tax from continuing operations
Before exceptional items and remeasurements	2,650	2,650	2,807	2,807	2,417	2,417
Exceptional items and remeasurements	—	58	—	(623)	—	(88)
Profit before tax from continuing operations	2,650	2,708	2,807	2,184	2,417	2,329
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2017: 20%; 2016: 20%)	503	515	561	437	483	465
Effect of:
Adjustments in respect of prior years[1]	(22)	(14)	(67)	(67)	2	1
Expenses not deductible for tax purposes[2]	20	21	35	442	25	114
Non-taxable income[2]	(16)	(47)	(24)	(425)	(25)	(112)
Adjustment in respect of foreign tax rates	153	157	180	104	124	129
Deferred tax impact of change in UK tax rate	(7)	(7)	—	(94)	—	(162)
Deferred tax impact of change in US tax rate due to Tax Reform	—	(1,510)	—	—	—	—
Other[3]	(42)	1	(19)	(23)	(5)	(8)
Total tax charge/(credit) from continuing operations	589	(884)	666	374	604	427

	%	%	%	%	%	%
Effective tax rate – continuing operations	22.2	(32.6)	23.7	17.1	25.0	18.3

1.	Prior year adjustment is primarily due to agreement of prior period tax returns.

2.
For the years ended 31 March 2017 and prior, the adjustments after exceptional items and remeasurements primarily represent the impact of the Group’s net investment hedging following significant US dollar currency fluctuations.

3.	Other primarily comprises tax on joint ventures and associates.

Disclosure of temporary difference, unused tax losses and unused tax credits
The deferred tax assets not recognised are as follows:

	2018	2017
	£m	£m
Capital losses	510	362
Non-trade deficits	4	4
Trading losses	4	9
The following are the major deferred tax assets and liabilities recognised, and the movements thereon, during the current and prior reporting periods:

	Accelerated tax depreciation	Share- based payments	Pensions and other post- retirement benefits	Financial instruments	Other net temporary differences[1]	Total
	£m	£m	£m	£m	£m	£m
Deferred tax liabilities/(assets)
At 1 April 2016	7,063	(14)	(1,038)	(53)	(1,324)	4,634
Exchange adjustments and other[2]	681	1	(144)	(7)	(50)	481
Charged/(credited) to income statement	402	—	177	23	(481)	121
Charged to other comprehensive income and equity	—	1	264	46	5	316
Disposal of UK Gas Distribution	(1,072)	—	(6)	—	5	(1,073)
At 1 April 2017	7,074	(12)	(747)	9	(1,845)	4,479
Exchange adjustments and other[2]	(559)	—	69	1	221	(268)
(Credited)/charged to income statement	(1,641)	2	(55)	12	598	(1,084)
Charged/(credited) to other comprehensive income and equity	—	1	530	(1)	(21)	509
At 31 March 2018	4,874	(9)	(203)	21	(1,047)	3,636

1.
The deferred tax asset of £1,047 million as at 31 March 2018 in respect of other net temporary differences primarily relates to US net operating losses (£390 million) and environmental provisions (£378 million).

2.
Exchange adjustments and other comprises of foreign exchange arising on translation of the US dollar deferred tax balances together with a reclassification of £43 million (2017: £143 million) being the opening deferred tax balance in respect of US net operating losses to offset against US current tax liabilities.

Disclosure Of Income Taxes Borne and Collected
UK total tax contribution 2017/18 (taxes paid/collected)
Taxes borne

£m
1. VAT	2

2. PAYE and NIC	52

3. UK corporation tax	37

4. Business rates	222

5. Other	23

Total	336

Taxes collected

£m
1. VAT	478

2. PAYE and NIC	125

Total	603

Disclosure Of Reconciliation Of Income Tax Charges To Income Taxes Paid
The tax credit for the Group from continuing operations as reported in the income statement is £884 million (2016/17: £374 million charge). The UK tax charge is £250 million (2016/17: £151 million) and UK corporation tax paid was £37 million (2016/17: £129 million), with the principal differences between these two measures as follows:

	Year ended 31 March
	2018	2017
Reconciliation on continuing operations of UK total tax charge to UK corporation tax paid	£m	£m
Total UK tax charge (current tax £187m (2017: £178m) and deferred tax charge £63m (2017: credit £27m))	250	151
Adjustment for non-cash deferred tax (charge)/credit	(63)	27
Adjustments for current tax credit in respect of prior years	18	47
UK current tax charge	205	225
UK corporation tax instalment payments not payable until the following year	(101)	(216)
UK corporation tax instalment (refunds)/payments in respect of prior years paid in current year	(67)	120
UK corporation tax paid	37	129